SCHEDULE OF FAIR VALUE OF CONVERTIBLE LOANS (Details)	Dec. 31, 2022	Dec. 31, 2021
Discount Rate Measurement Input Redemption [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate	15.74	17.68
Discount Rate Measurement Input Redemption [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate	18.70	18.31
Interest rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate	4.24	0.87
Discount Rate Measurement Input Conversion [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate	2.18	0.56
Discount rate, measurement input [member]
IfrsStatementLineItems [Line Items]
Key valuation assumptions rate	50.00	50.00